Basis of Preparation of the Financial Statements (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Preparation [Abstract]
Schedule of functional currency

Currency	USD – ILS		USD – EUR
	2023	2022	2023	2022
June 30	3.70	3.500	0.921	0.962
Average for six months ended June 30	3.590	3.272	0.925	0.915
December 31	-	3.519	-	0.938
Average for twelve months ended December 31	-	3.359	-	0.950